Summary of Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019		Mar. 31, 2019		Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Data [Abstract]
Revenue	$ 46,473		$ 45,531		$ 36,048		$ 31,166		$ 35,977		$ 34,695		$ 34,943		$ 32,401		$ 159,218	$ 138,016	$ 107,727
Gross profit	17,040		16,313		10,015		8,976		14,465		16,287		12,078		10,232
Loss income before income taxes and non-controlling interest	(838)		3,708		(1,974)		(3,137)		(1,711)		4,722		450		(1,693)		(2,241)	1,768	(6,265)
Net (loss) income attributable to Telos Corporation (1)(2)	$ (3,480)	[1]	$ 2,233	[1],[2]	$ (1,741)	[1]	$ (3,413)	[1]	$ (3,680)	[1]	$ 4,113	[1],[3]	$ (87)	[1]	$ (1,986)	[1]	$ (6,401)	$ (1,640)	$ (5,833)
Common Class A [Member]
Quarterly Financial Data [Abstract]
Weighted-average shares of stock outstanding, basic (in shares)	34,869		34,869		34,438		33,912		33,912		33,912		33,468		32,927
Weighted-average shares of stock outstanding, diluted (in dollars per share)	34,869		36,727		34,438		33,912		33,912		36,752		33,468		32,927
Net earnings (loss) per share attributable to Telos Corporation, basic (in dollars per share)	$ (0.09)		$ 0.06		$ (0.05)		$ (0.09)		$ (0.10)		$ 0.11		$ 0.00		$ (0.05)
Net earnings (loss) per share attributable to Telos Corporation, diluted (in dollars per share)	$ (0.09)		$ 0.06		$ (0.05)		$ (0.09)		$ (0.10)		$ 0.10		$ 0.00		$ (0.05)
Common Class B [Member]
Quarterly Financial Data [Abstract]
Weighted-average shares of stock outstanding, basic (in shares)	3,204		3,204		3,204		3,204		3,204		3,204		3,204		3,204
Weighted-average shares of stock outstanding, diluted (in dollars per share)	3,204		3,204		3,204		3,204		3,204		3,204		3,204		3,204
Net earnings (loss) per share attributable to Telos Corporation, basic (in dollars per share)	$ (0.09)		$ 0.06		$ (0.05)		$ (0.09)		$ (0.10)		$ 0.11		$ 0.00		$ (0.05)
Net earnings (loss) per share attributable to Telos Corporation, diluted (in dollars per share)	$ (0.09)		$ 0.06		$ (0.05)		$ (0.09)		$ (0.10)		$ 0.10		$ 0.00		$ (0.05)
CO&D [Member]
Quarterly Financial Data [Abstract]
Revenue			$ 5,600

[1]	Changes in net income are the result of several factors, including seasonality of the government year-end buying season, as well as the nature and timing of other deliverables.
[2]	Net income for the third quarter of 2019 is attributable to $2.6 million in proprietary software sales which carry lower cost of sales.
[3]	Net income for the third quarter of 2018 included $5.6 million of revenue accruals for multiple contracts as a result of several years of cumulative indirect rate adjustments which did not include direct costs in Secure Mobility and Network Management/Defense Enterprise Solutions deliverables.